Lease Agreements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Schedule of Future Minimum Lease Payments
Future minimum lease payments for operating leases as of December 31, 2019, prior to our adoption of the new leases standard, were as follows (in thousands):

Operating Leases
2020	$4,695
2021	4,274
2022	3,811
2023	3,782
2024	3,413
Thereafter	3,678
Total future minimum payments	$23,653

Maturities of Operating Lease Liabilities
Maturities of operating lease liabilities were as follows as of March 31, 2021 (in thousands):

Amount
Remainder of 2021	$3,456
2022	4,519
2023	4,508
2024	4,156
2025	2,760
Thereafter	12,292
Total lease payments	31,691
Less: imputed interest	7,785
Total lease liabilities	23,906
Less: current lease liabilities	3,095
Total non-current lease liabilities	$20,811

Maturities of operating lease liabilities (under current guidance) were as follows as of December 31, 2020 (in thousands):

December 31
2021	$5,168
2022	4,519
2023	4,508
2024	4,156
2025	2,760
Thereafter	12,292
Total lease payments	33,403
Less: imputed interest	8,186
Total lease liabilities	25,217
Less: current lease liabilities	3,643
Total non-current lease liabilities	$21,574

Components of Lease Cost
The components of lease cost were as follows (in thousands):

December 31, 2020
Operating Lease Cost
Fixed Cost	$5,568
Short-Term Lease Cost	58
Variable Lease Cost(1)	1,197
Total Operating Lease Cost(2)	$6,823
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(1)Under the terms of the lease agreements, the Company is also responsible for certain variable lease payments that are not included in the measurement of the lease liability. Variable lease payments include non-lease components such as common area maintenance fees.
(2)The majority of lease costs are reflected in the Consolidated Statement of Operations within Operations, product and technology and Sales, general and administrative expense.
Other information related to leases was as follows (in thousands):

December 31, 2020
Supplemental Cash Flows Information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$5,365

The following table represents the weighted-average remaining lease term and discount rate for the period:

December 31, 2020
Operating Leases
Weighted average remaining lease term (years)	7.8
Weighted average discount rate	6.7%